Cost of products sold (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost of products sold (Details)
Cost of products sold, amount	$ 0	$ (47,029)
Cost of products sold, change value	$ 47,029
Cost of products sold, change percentage	(100.00%)
Freight, amount	$ 0	(1,587)
Freight, change value	$ 1,587
Freight, change percentage	(100.00%)
Cost of products sold	$ 0	$ (48,616)
Change in cost of products sold total, amount	$ 48,616
Change in cost of products sold total, percentage	(100.00%)